Schedule I: Financial Information of Aetna Inc. (Parent Company Only) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Loss on early extinguishment of long-term debt	$ (84,900,000)		$ 0		$ 0
Statements of Income [Abstract]
Net investment income	918,300,000		930,800,000		1,056,300,000
Other income	3,853,500,000	[1]	3,716,100,000	[1]	3,529,500,000	[1]
Net realized capital gains (losses)	108,700,000		167,900,000		227,500,000
Total revenue	36,595,900,000		33,779,800,000		34,246,000,000
Operating expenses	6,876,400,000		6,804,400,000		6,519,000,000
Interest expense	268,800,000		246,900,000		254,600,000
Income before income taxes	2,545,400,000		3,077,800,000		2,644,200,000
Income tax benefit	(887,500,000)		(1,092,100,000)		(877,400,000)
Equity in earnings (losses) of affiliates, net	46,900,000		(1,400,000)		33,100,000
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Current assets: [Abstract]
Cash and cash equivalents	2,579,200,000		679,700,000		1,867,600,000
Investments	2,221,900,000		2,211,800,000
Other receivables	808,000,000		701,500,000
Income taxes receivable	139,900,000		161,900,000
Deferred income taxes	426,500,000		387,200,000
Other current assets	1,022,800,000		790,700,000
Total current assets	8,244,400,000		5,890,000,000
Long-term Investments	19,698,200,000		18,083,200,000
Other long-term assets	854,900,000		760,600,000
Total assets	41,494,500,000		38,593,100,000		37,739,400,000
Current liabilities [Abstract]
Short-term debt	0		425,900,000
Accrued expenses and other current liabilities	2,407,000,000		2,520,300,000
Total current liabilities	8,487,600,000		8,522,200,000
Long-term debt	6,481,300,000		3,977,700,000
Deferred income taxes	473,500,000		208,800,000
Other long-term liabilities	1,634,600,000		1,595,800,000
Total liabilities	31,088,700,000		28,472,900,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 327.6 million shares issued and outstanding in 2012; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011) and additional paid-in capital	1,095,300,000		962,800,000
Retained earnings	10,343,900,000		10,346,600,000
Accumulated other comprehensive loss	(1,033,400,000)		(1,189,200,000)
Total shareholders' equity	10,405,800,000		10,120,200,000		9,890,800,000
Total liabilities and shareholders' equity	41,494,500,000		38,593,100,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	349,700,000
Balance at beginning of period	10,120,200,000		9,890,800,000		9,503,800,000
Comprehensive income:
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	155,800,000		(26,600,000)		60,400,000
Total comprehensive income	1,813,700,000		1,959,100,000		1,827,200,000
Common shares issued for benefit plans, including tax benefits	132,800,000		311,700,000		181,900,000
Repurchases of common shares (in shares)	(32,300,000)		(45,100,000)		(52,400,000)
Repurchases of common shares	(1,417,500,000)		(1,813,000,000)		(1,606,000,000)
Dividends declared	(243,400,000)		(228,400,000)		(16,100,000)
Balance at end of period (in shares)	327,600,000		349,700,000
Balance at end of period	10,405,800,000		10,120,200,000		9,890,800,000
Cash flows from operating activities: [Abstract]
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates	(46,900,000)		1,400,000		(33,100,000)
Stock-based compensation expense	122,200,000		141,400,000		110,400,000
Net realized capital (gains) losses	(108,700,000)		(167,900,000)		(227,500,000)
Net change in other assets and other liabilities	340,200,000		(21,500,000)		309,300,000
Net cash provided by operating activities	1,822,000,000		2,507,800,000		1,412,100,000
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments	11,671,300,000		10,045,600,000		11,966,700,000
Cost of investments	(11,555,800,000)		(9,998,100,000)		(11,043,400,000)
Cash used for acquisitions, net of cash acquired	(8,600,000)		(1,555,700,000)		(100,000)
Net cash provided by investing activities	(231,300,000)		(1,880,200,000)		634,500,000
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt	(277,200,000)		(900,000,000)		0
Net issuance of long-term debt	2,664,800,000		480,100,000		697,800,000
Net issuance (repayment) of short-term debt	(425,900,000)		425,900,000		(480,800,000)
Common shares issued under benefit plans	(44,500,000)		125,500,000		43,200,000
Stock-based compensation tax benefits	50,300,000		38,500,000		22,500,000
Common shares repurchased	(1,417,500,000)		(1,813,000,000)		(1,606,000,000)
Collateral held on interest rate swaps	9,200,000		(2,000,000)		(41,700,000)
Dividends paid to shareholders	(239,100,000)		(167,200,000)		(16,100,000)
Net cash used for financing activities	308,800,000		(1,815,500,000)		(1,382,600,000)
Net (decrease) increase in cash and cash equivalents	1,899,500,000		(1,187,900,000)		664,000,000
Cash and cash equivalents, beginning of period	679,700,000		1,867,600,000		1,203,600,000
Cash and cash equivalents, end of period	2,579,200,000		679,700,000		1,867,600,000
Supplemental Cash Flow Information [Abstract]
Interest paid	260,000,000		254,000,000		243,000,000
Parent Company [Member]
Unrealized gains (losses) arising during the period, before tax	(189,800,000)		(402,600,000)		(152,800,000)
Amortization of net actuarial loss, before tax	74,700,000		63,200,000		167,800,000
Loss on early extinguishment of long-term debt	84,900,000		0		0
Statements of Income [Abstract]
Net investment income	1,500,000		800,000		1,500,000
Other income	0		200,000		0
Net realized capital gains (losses)	0		400,000		3,000,000
Total revenue	1,500,000		1,400,000		4,500,000
Operating expenses	136,100,000		157,800,000		(27,800,000)
Interest expense	268,800,000		246,900,000		254,600,000
Total expenses	489,800,000		404,700,000		226,800,000
Income before income taxes	(488,300,000)		(403,300,000)		(222,300,000)
Income tax benefit	156,100,000		140,100,000		66,600,000
Equity in earnings (losses) of affiliates, net	1,990,100,000	[2]	2,248,900,000	[2]	1,922,500,000	[2]
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Amortization of Acquired Intangible Assets	92,300,000		78,500,000		61,900,000
Current assets: [Abstract]
Cash and cash equivalents	2,206,700,000		37,600,000		479,500,000
Investments	175,200,000		38,700,000
Other receivables	11,000,000		0
Dividend receivable from affiliate	0		425,000,000
Income taxes receivable	64,900,000		13,900,000
Deferred income taxes	43,200,000		49,800,000
Other current assets	32,300,000		31,900,000
Total current assets	2,533,300,000		596,900,000
Investment in affiliates	15,489,800,000	[3]	15,354,400,000	[3]
Long-term Investments	8,200,000		0
Deferred income taxes	419,800,000		482,600,000
Other long-term assets	47,300,000		30,000,000
Total assets	18,498,400,000		16,463,900,000
Current liabilities [Abstract]
Short-term debt	0		425,900,000
Accrued expenses and other current liabilities	426,900,000		769,500,000
Total current liabilities	426,900,000		1,195,400,000
Long-term debt	6,481,300,000		3,977,700,000
Employee benefit liabilities	1,147,400,000		1,132,200,000
Deferred income taxes	3,200,000		0
Other long-term liabilities	33,800,000		38,400,000
Total liabilities	8,092,600,000		6,343,700,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 327.6 million shares issued and outstanding in 2012; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011) and additional paid-in capital	1,095,300,000		962,800,000
Retained earnings	10,343,900,000		10,346,600,000
Accumulated other comprehensive loss	(1,033,400,000)		(1,189,200,000)
Total shareholders' equity	10,405,800,000		10,120,200,000		9,890,800,000
Total liabilities and shareholders' equity	18,498,400,000		16,463,900,000
Goodwill and Other Acquired Intangible Assets	7,000,000,000		7,200,000,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	10,120,200,000		9,890,800,000		9,503,800,000
Comprehensive income:
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	155,800,000		(26,600,000)		60,400,000
Total comprehensive income	1,813,700,000		1,959,100,000		1,827,200,000
Common shares issued for benefit plans, including tax benefits	132,800,000		311,700,000		181,900,000
Repurchases of common shares	(1,417,500,000)		(1,813,000,000)		(1,606,000,000)
Dividends declared	(243,400,000)		(228,400,000)		(16,100,000)
Balance at end of period	10,405,800,000		10,120,200,000		9,890,800,000
Cash flows from operating activities: [Abstract]
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates	(1,990,100,000)	[2]	(2,248,900,000)	[2]	(1,922,500,000)	[2]
Stock-based compensation expense	122,200,000		141,400,000		110,400,000
Net realized capital (gains) losses	0		(400,000)		(3,000,000)
Net change in other assets and other liabilities	48,300,000		388,700,000		(165,900,000)
Net cash provided by operating activities	(76,800,000)		266,500,000		(214,200,000)
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments	112,800,000		51,200,000		1,100,000
Cost of investments	(249,500,000)		0		(42,200,000)
Dividends received from affiliates, net	2,062,500,000		1,768,700,000		2,040,600,000
Cash used for acquisitions, net of cash acquired	0		(716,100,000)
Net cash provided by investing activities	1,925,800,000		1,103,800,000		1,999,500,000
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt	(277,200,000)		900,000,000		0
Net issuance of long-term debt	2,664,800,000		480,100,000		697,800,000
Net issuance (repayment) of short-term debt	(425,900,000)		425,900,000		(480,800,000)
Common shares issued under benefit plans	(44,500,000)		125,500,000		43,200,000
Stock-based compensation tax benefits	50,300,000		38,500,000		22,500,000
Common shares repurchased	(1,417,500,000)		(1,813,000,000)		(1,606,000,000)
Collateral held on interest rate swaps	9,200,000		(2,000,000)		(41,700,000)
Dividends paid to shareholders	(239,100,000)		(167,200,000)		(16,100,000)
Net cash used for financing activities	320,100,000		(1,812,200,000)		(1,381,100,000)
Net (decrease) increase in cash and cash equivalents	2,169,100,000		(441,900,000)		404,200,000
Cash and cash equivalents, beginning of period	37,600,000		479,500,000		75,300,000
Cash and cash equivalents, end of period	2,206,700,000		37,600,000		479,500,000
Supplemental Cash Flow Information [Abstract]
Interest paid	259,800,000		254,000,000		242,900,000
Income taxes refunded	282,300,000		247,600,000		198,500,000
Accumulated Other Comprehensive Loss [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	(1,033,400,000)		(1,189,200,000)		(1,162,600,000)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Comprehensive income:
Net income
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	155,800,000		(26,600,000)		60,400,000
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares
Dividends declared
Balance at end of period	(1,033,400,000)		(1,189,200,000)		(1,162,600,000)
Cash flows from operating activities: [Abstract]
Net income
Accumulated Other Comprehensive Loss [Member] | Parent Company [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	(1,033,400,000)		(1,189,200,000)		(1,162,600,000)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Comprehensive income:
Net income
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	155,800,000		(26,600,000)		60,400,000
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares
Dividends declared
Balance at end of period	(1,033,400,000)		(1,189,200,000)		(1,162,600,000)
Cash flows from operating activities: [Abstract]
Net income
Retained Earnings [Member]
Statements of Income [Abstract]
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Shareholders' equity [Abstract]
Total shareholders' equity	10,343,900,000		10,346,600,000		10,401,900,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	10,346,600,000		10,401,900,000		10,256,700,000
Comprehensive income:
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	0		0
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares	(1,417,200,000)		(1,812,600,000)		(1,605,500,000)
Dividends declared	(243,400,000)		(228,400,000)		(16,100,000)
Balance at end of period	10,343,900,000		10,346,600,000		10,401,900,000
Cash flows from operating activities: [Abstract]
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Retained Earnings [Member] | Parent Company [Member]
Statements of Income [Abstract]
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Shareholders' equity [Abstract]
Total shareholders' equity	10,343,900,000		10,346,600,000		10,401,900,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	10,346,600,000		10,401,900,000		10,256,700,000
Comprehensive income:
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares	(1,417,200,000)		(1,812,600,000)		(1,605,500,000)
Dividends declared	(243,400,000)		(228,400,000)		(16,100,000)
Balance at end of period	10,343,900,000		10,346,600,000		10,401,900,000
Cash flows from operating activities: [Abstract]
Net income	1,657,900,000		1,985,700,000		1,766,800,000
Common Stock Including Additional Paid in Capital [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	1,095,300,000		962,800,000		651,500,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	962,800,000		651,500,000		470,100,000
Comprehensive income:
Net income
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	0		0
Common shares issued for benefit plans, including tax benefits	132,800,000		311,700,000		181,900,000
Repurchases of common shares	(300,000)		(400,000)		(500,000)
Dividends declared
Balance at end of period	1,095,300,000		962,800,000		651,500,000
Cash flows from operating activities: [Abstract]
Net income
Common Stock Including Additional Paid in Capital [Member] | Parent Company [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	1,095,300,000		962,800,000		651,500,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	962,800,000		651,500,000		470,100,000
Comprehensive income:
Net income
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax
Common shares issued for benefit plans, including tax benefits	132,800,000		311,700,000		181,900,000
Repurchases of common shares	(300,000)		(400,000)		(500,000)
Dividends declared
Balance at end of period	1,095,300,000		962,800,000		651,500,000
Cash flows from operating activities: [Abstract]
Net income
Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	349,700,000		384,400,000		430,800,000
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)	10,200,000		10,400,000		6,000,000
Repurchases of common shares (in shares)	(32,300,000)		(45,100,000)		(52,400,000)
Balance at end of period (in shares)	327,600,000		349,700,000		384,400,000
Common Stock [Member] | Parent Company [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	349,700,000		384,400,000		430,800,000
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)	10,200,000		10,400,000		6,000,000
Repurchases of common shares (in shares)	(32,300,000)		(45,100,000)		(52,400,000)
Balance at end of period (in shares)	327,600,000		349,700,000		384,400,000
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Net Unrealized Gains (Losses)	2,400,000	[4]	2,400,000	[4]	42,500,000	[4]
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	(900,000)	[4]	(16,900,000)	[4]	(25,200,000)	[4]
Supplemental Cash Flow Information [Abstract]
Less: Reclassification of gains (losses) to earnings	(3,300,000)	[4]	(19,300,000)	[4]	(67,700,000)	[4]
Net Unrealized Gains (Losses) Previously Impaired Securities [Member] | Parent Company [Member]
Unrealized gains, before tax	3,700,000	[4]	3,700,000	[4]	65,400,000	[4]
Less: Reclassification of gains (losses) to earnings, before tax	5,100,000	[4]	29,700,000	[4]	83,800,000	[4]
Net Unrealized Gains (Losses)	2,400,000	[4]	2,400,000	[4]	42,500,000	[4]
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	(900,000)	[4]	(16,900,000)	[4]	(25,200,000)	[4]
Supplemental Cash Flow Information [Abstract]
Less: Reclassification of gains (losses) to earnings	3,300,000	[4]	19,300,000	[4]	67,700,000	[4]
Pension and OPEB Plan [Member]
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	(77,500,000)		(223,300,000)		(1,300,000)
Unrealized net actuarial losses	(123,400,000)		(261,700,000)		(99,300,000)
Amortization of net actuarial losses	48,600,000		41,100,000		109,100,000
Amortization of prior service credit	(2,700,000)		(2,700,000)		(11,100,000)
Pension and OPEB Plan [Member] | Parent Company [Member]
Amortization of prior service credit, before tax	(4,100,000)		(4,100,000)		(17,000,000)
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	(77,500,000)		(223,300,000)		(1,300,000)
Unrealized net actuarial losses	(123,400,000)		(261,700,000)		(99,300,000)
Amortization of net actuarial losses	48,600,000		41,100,000		109,100,000
Amortization of prior service credit	(2,700,000)		(2,700,000)		(11,100,000)
Other Securities [Member]
Net Unrealized Gains (Losses)	304,400,000		337,200,000		327,500,000
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	230,000,000		220,000,000		139,500,000
Supplemental Cash Flow Information [Abstract]
Less: Reclassification of gains (losses) to earnings	(74,400,000)		(117,200,000)		(188,000,000)
Other Securities [Member] | Parent Company [Member]
Unrealized gains, before tax	468,300,000		518,800,000		503,800,000
Less: Reclassification of gains (losses) to earnings, before tax	113,800,000		180,300,000		238,300,000
Net Unrealized Gains (Losses)	304,400,000		337,200,000		327,500,000
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	230,000,000		220,000,000		139,500,000
Supplemental Cash Flow Information [Abstract]
Less: Reclassification of gains (losses) to earnings	74,400,000		117,200,000		188,000,000
Foreign Currency Gain (Loss) [Member]
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	4,200,000		(6,400,000)		(52,600,000)
Supplemental Cash Flow Information [Abstract]
Net unrealized gains (losses)	900,000		(9,200,000)		(53,900,000)
Less: Reclassification of gains (losses) to earnings	3,300,000		2,800,000		1,300,000
Foreign Currency Gain (Loss) [Member] | Parent Company [Member]
Net unrealized losses, before tax	1,400,000		(14,200,000)		(82,900,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax	(5,000,000)		(4,300,000)		(1,600,000)
Other comprehensive income:
Other Comprehensive Income (Loss), Net of Tax	4,200,000		(6,400,000)		(52,600,000)
Supplemental Cash Flow Information [Abstract]
Net unrealized gains (losses)	900,000		(9,200,000)		(53,900,000)
Less: Reclassification of gains (losses) to earnings	$ (3,300,000)		$ (2,800,000)		$ (1,300,000)

[1]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $79 million, $63 million and $83 million (net of pharmaceutical and processing costs of $1.2 billion, $1.3 billion and $1.4 billion) for 2012, 2011 and 2010 respectively.
[2]	Includes amortization of other acquired intangible assets after-tax of $92.3 million, $78.5 million and $61.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	Includes goodwill and other acquired intangible assets of $7.0 billion and $7.2 billion at December 31, 2012 and 2011, respectively.
[4]	Represents unrealized losses on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.